UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period:  April 30, 2023

Item 1. Reports to Stockholders.

(a)

AdaptivTM Select ETF

Ticker Symbol:  ADPV

Semi-Annual Report
April 30, 2023

AdaptivTM Select ETF

Semi-Annual Shareholder Letter
11/04/2022 – 04/30/2023

ADPV NAV Period Performance: -9.09%
S&P 500 Index Period Performance: 13.06%

Adaptiv Select ETF (ticker: ADPV) launched on 11/04/2022. The strategy uses a market regime filter to identify the longterm trend of the broad stock market. When ADPV launched, the strategy was in a risk-off and capital protection posture as the market regime filter was identifying a broad market downtrend. Accordingly, from 11/04/2022 thru 01/30/2023, the strategy appropriately owned cash and T-Bills. On 01/30/2023, the strategy market regime filter identified a broad market uptrend and began owning 25 stocks according to its strategy parameters. Unfortunately, the mini-banking crisis in March temporarily derailed the broad market uptrend and negatively impacted the Adaptiv Select Strategy. In fact, the Financials Sector (using ticker XLF) had its largest 10-day decline in over a decade (2011 was the last time the Financial Sector recorded such a rapid discounting). Markets have fat tail return distributions. While unfortunate, it is a reality of markets. And it was a reality that ADPV was tilted towards the Financial sector at the beginning of March, which was the largest contributing factor to Adaptiv Select’s underperformance during the reporting period. The chart below (2nd page) provides a clear picture of what negatively impacted performance for Adaptiv Select in relation to its benchmark, the S&P 500. There were two main factors impacting the spread:

•
From 11/04/2022-01/27/2023, the strategy was in cash and T-Bills while the S&P 500 moved higher. This strategy characteristic is normal as the strategy market regime filter does not pick exact tops and bottoms. Invariably, ADPV will be in cash and T-Bills at market bottoms, which are only known as market bottoms in hindsight.

•
From 03/06/2023-03/17/2023, the Financial Sector (using XLF1) drops -14% the Regional Banking Industry (using KRE2) drops -27% in 10 trading days, the most for either area in over a decade. While Adaptiv Select does not own the Regional Banks most affected during the crisis, such as Silicon Valley Bank or Signature Bank (as examples), its largest weighting was Financials, which experienced a once in a decade discounting event.

_______________________

1
XLF: The Financial Select Sector SPDR® Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Financial Select Sector Index (the “Index”)

2
KRE: The SPDR® S&P® Regional Banking ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Regional Banks Select Industry Index (the “Index”)

AdaptivTM Select ETF

For illustrative purposes only. Past performance is not indicative of future returns. You cannot invest directly in an index.

While we do not like Adaptiv Select launching near a market bottom (now known in hindsight), we do not get to pick the ETF launch date. And while we don’t like the Adaptiv Select strategy being tilted towards Financials right before a once in decade discounting event, we accept markets have fat tails and the Adaptiv Select strategy also has the ability to capture the right side of the distribution curve using momentum in an attempt to capture (positive) fat tail returns. Accordingly, we continue to stay disciplined to the Adaptiv Select strategy.

From the desk of,

David Zarling
Head of Investment Strategy & Research

The views in this report were those of the Author as of 04.30.2023 and may not reflect their views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

AdaptivTM Select ETF

This material must be preceded or accompanied by a prospectus.

For a complete list of holdings see the following report.

Investing involves risk, including possible loss of principal. To the extent the Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, the Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if the Fund’s investments were more broadly diversified.

Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives. For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.

The Adviser relies heavily on a quantitative model developed by the Adviser, which is used to value and rank investments or potential investments, to provide risk management insights and to assist in reducing extending declines in the Fund’s net asset value. When models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon will expose the Fund to risks.

Distributed by: Quasar Distributors, LLC

AdaptivTM Select ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling 800-617-0004.

Rates of Return (%) – As of April 30, 2023

Since Inception(1)
AdaptivTM Select ETF – NAV	-9.09%
AdaptivTM Select ETF – Market	-9.15%
S&P 500 Index(2)	13.06%

(1)	Inception date of the Fund was November 3, 2022.
(2)
The S&P 500 Index is widely regarded as the best single gauge of large-cap US equities and serves as the foundation for a wide range of investment products. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

AdaptivTM Select ETF

Expense Example (Unaudited)
April 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	Since Inception(1)
	Expense Ratio	Account Value	Account Value	(11/3/2022 to
Adaptiv SelectTM ETF	(4/30/2023)	(11/3/2022)	(4/30/2023)	4/30/2023)
Actual(2)	1.00%	$1,000.00	$ 909.10	$4.66
Hypothetical (5% annual return
before expenses)	1.00%	$1,000.00	$1,019.51	$4.92

(1)
Inception date of the Fund was November 3, 2022. Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 178/365 to reflect the period since inception.

(2)	Based on the actual NAV returns for the period since inception from November 3, 2022 through April 30, 2023 of -9.09%.

AdaptivTM Select ETF

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2023

Top 10 Equity Holdings(1) (% of Net Assets) (Unaudited)
April 30, 2023

DraftKings, Inc., Class A	4.80%
Las Vegas Sands Corp.	4.57%
Arch Capital Group Ltd.	4.42%
Lamb Weston Holdings, Inc.	4.34%
Boston Scientific Corp.	4.29%
PG&E Corp.	4.25%
Old Republic International Corp.	4.09%
The Wendy's Co.	4.09%
Kyndryl Holdings, Inc.	4.02%
Crane NXT Co.	4.00%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

AdaptivTM Select ETF

Schedule of Investments (Unaudited)
April 30, 2023

	Shares	Value
COMMON STOCKS – 98.21%

Chemicals – 3.86%
Axalta Coating Systems Ltd. (a)(b)	57,889	$1,827,556

Containers & Packaging – 3.92%
Graphic Packaging Holding Co.	75,366	1,858,526

Electric Utilities – 4.25%
PG&E Corp. (a)	117,776	2,015,147

Electrical Equipment – 3.98%
nVent Electric plc (b)	45,013	1,887,395

Financial Services – 3.53%
Shift4 Payments, Inc., Class A (a)	24,712	1,674,732

Food Products – 4.34%
Lamb Weston Holdings, Inc.	18,376	2,054,621

Ground Transportation – 3.93%
Uber Technologies, Inc. (a)	59,899	1,859,864

Health Care Equipment & Supplies – 4.29%
Boston Scientific Corp. (a)	39,036	2,034,556

Health Care Providers & Services – 3.29%
agilon health, Inc. (a)	64,205	1,558,255

Hotels, Restaurants & Leisure – 13.46%
DraftKings, Inc., Class A (a)	103,896	2,276,361
Las Vegas Sands Corp. (a)	33,892	2,164,004
The Wendy’s Co.	87,632	1,936,667
		6,377,032

Household Durables – 3.86%
Tempur Sealy International, Inc.	48,854	1,830,559

Industrial Conglomerates – 3.82%
General Electric Co.	18,267	1,807,885

Insurance – 8.51%
Arch Capital Group Ltd. (a)(b)	27,885	2,093,327
Old Republic International Corp.	76,721	1,938,740
		4,032,067

IT Services – 4.02%
Kyndryl Holdings, Inc. (a)	131,762	1,905,279

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
COMMON STOCKS – 98.21% (Continued)

Machinery – 7.98%
Crane NXT Co.	39,985	$1,893,690
Gates Industrial Corp plc (a)(b)	140,081	1,886,891
		3,780,581

Media – 3.57%
The Interpublic Group of Cos, Inc.	47,380	1,692,887

Personal Care Products – 3.98%
Coty, Inc., Class A (a)	158,793	1,884,873

Semiconductors & Semiconductor Equipment – 9.77%
Allegro MicroSystems, Inc. (a)	39,750	1,421,857
First Solar, Inc. (a)	8,719	1,591,915
Lattice Semiconductor Corp. (a)	20,291	1,617,193
		4,630,965

Software – 3.85%
Nutanix, Inc., Class A (a)	76,018	1,822,912
Total Common Stocks
(Cost $46,423,268)		46,535,692

SHORT-TERM INVESTMENTS – 1.85%

Money Market Fund – 1.85%
First American Treasury Obligations Fund, Class X, 4.76% (c)	876,174	876,174
Total Short-Term Investments
(Cost $876,174)		876,174
Total Investments
(Cost $47,299,442) – 100.06%		47,411,866
Liabilities in Excess of Other Assets – (0.06)%		(27,937)
Net Assets – 100.00%		$47,383,929

plc – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day effective yield as of April 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Assets and Liabilities (Unaudited)
April 30, 2023

ASSETS:
Investments, at value (Cost $47,299,442)	$47,411,866
Dividends and interest receivable	11,562
Total assets	47,423,428

LIABILITIES:
Payable to Adviser	39,499
Total liabilities	39,499

NET ASSETS	$47,383,929

NET ASSETS CONSIST OF:
Paid-in capital	$52,062,927
Total accumulated loss	(4,678,998)
Total net assets	$47,383,929

Net assets	$47,383,929
Shares issued and outstanding(1)	2,090,000
Net asset value	$22.67

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Operations (Unaudited)
For the Period Ended April 30, 2023(1)

INVESTMENT INCOME:
Dividend income	$128,992
Interest income	189,780
Total investment income	318,772

EXPENSES:
Investment advisory fees (See Note 3)	139,043
Total expenses	139,043
NET INVESTMENT INCOME	179,729

REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Investments	(4,928,324)
Net realized loss	(4,928,324)
Net change in unrealized appreciation on:
Investments	112,424
Net change in unrealized appreciation	112,424
Net realized and change in unrealized loss on investments	(4,815,900)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,636,171)

(1)	Inception date of the Fund was November 3, 2022.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Statement of Changes in Net Assets

For the Period
Inception through
April 30, 2023
(Unaudited)(1)
OPERATIONS:
Net investment income	$179,729
Net realized loss on investments	(4,928,324)
Change in net unrealized appreciation on investments	112,424
Net decrease in net assets resulting from operations	(4,636,171)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(42,827)
Total distributions to shareholders	(42,827)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,478,612
Payments for shares redeemed	(1,416,007)
Transaction fees	322
Net increase in net assets resulting from capital share transactions(2)	52,062,927

NET INCREASE IN NET ASSETS	47,383,929

NET ASSETS:
Beginning of period	—
End of period	$47,383,929

(1)	Inception date of the Fund was November 3, 2022.
(2)	A summary of capital share transactions is as follows:

	For the Period
	Inception through
	April 30, 2023
	(Unaudited)(1)
	Shares	Amount
SHARE TRANSACTIONS:
Issued	2,150,000	$53,478,934
Redeemed	(60,000)	(1,416,007)
Net increase in shares outstanding	2,090,000	$52,062,927

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Financial Highlights

	For the Period
	Inception through
	April 30, 2023(1)
	(Unaudited)
PER SHARE DATA:(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.15
Net realized and unrealized loss on investments	(2.42)
Total from investment operations	(2.27)

LESS DISTRIBUTIONS:
From net investment income	(0.06)
Total distributions paid	(0.06)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	—	(4)
Total transaction fees	—
Net asset value, end of period	$22.67

Total return, at NAV(5)	-9.09	%(6)
Total return, at Market(5)	-9.15	%(6)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$47,384

Ratio of expenses to average net assets	1.00	%(7)
Ratio of net investment income to average net assets	1.29	%(7)
Portfolio turnover rate(8)(9)	273%

(1)	Inception date of the Fund was November 3, 2022.
(2)	For Fund share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Less than $0.01 per share.
(5)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Excludes in-kind transactions associated with creations of the Fund.
(9)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited)
April 30, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The AdaptivTM Select ETF (the “Fund”) is to achieve long-term capital appreciation, by investing substantially all of its net assets in a portfolio of publicly-listed equity securities of U.S. large capitalization companies during broad U.S. equity market uptrends. For purposes of the Fund’s investments, the Fund defines large capitalization securities as those whose market capitalization are within 1,000 largest capitalized U.S. listed stocks, which may include equity securities of real estate investments trusts (“REITs”).

The Fund’s inception was on November 3, 2022. The Fund’s investment Adviser is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stock, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, Nasdaq Capital Market®, exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading pricing of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy. Investments in registered open-end investment companies (included money market funds), other than exchange traded funds, are valued at their reported net assets values (“NAV”). To the extent these securities are valued at their NAV per share, the are categorized in Level 1 of the fair value hierarchy.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$46,535,692	$—	$—	$46,535,692
Short-Term Investments	876,174	—	—	876,174
Total	$47,411,866	$—	$—	$47,411,866

As of the period ended April 30, 2023, the Fund did not hold any level 3 securities, nor were there any transfers into or out of Level 3.

B.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

C.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

D.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

F.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G.  Statement of Cash flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption form the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of a Fund at the annual rate of 1.00%.

The Adviser has retained Exchange Traded Concepts, LLC (“sub-adviser”) to serve as sub-adviser to the Fund. The subadviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Advisor has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended April 30, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

The tax character of distributions paid for the period ended April 30, 2023, were as follows:

Ordinary Income	Total Distributions Paid
$42,827	$42,827

5.  DISTRIBUTION FEES

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

6.  SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Fund for the period ended April 30, 2023, were as follows:

	Purchases	Sales	Creation In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$104,258,217	$75,919,602	$24,391,060	$1,385,175

AdaptivTM Select ETF

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

8.  RECENT MARKET EVENTS RISKS

One or more markets in which the Fund invests may go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world. The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 and subsequent efforts to contain its spread have resulted and may continue to result in, among other things, substantial market volatility and reduced liquidity in financial markets; exchange trading suspensions and closures; higher default rates; travel restrictions and disruptions; significant global disruptions to business operations and supply chains; lower consumer demand for goods and services; significant job losses and increasing unemployment; event and service cancellations and restrictions; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. The impact of this pandemic and any other public health emergencies (such as any other epidemics or pandemics) that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of the individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.

AdaptivTM Select ETF

Board Consideration of Investment Advisory Agreement (Unaudited)

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on October 26-27, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the AdaptivTM Select ETF (the “Fund”) and Client First Investment Management LLC (“Client First”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Client First to serve as the Fund’s investment adviser and approving the Advisory Agreement.

In advance of the Meeting, Client First provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Client First included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Client First; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to Client First, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits Client First may receive based on its relationship with the Fund.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Client First, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Client First under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund. The Board also noted that Client First would provide investment advisory services in connection with selecting, monitoring and supervising the Fund’s sub-adviser, and that Client First had recommended to the Board that Exchange Traded Concepts, LLC (“ETC”) be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Client First that were not delegated to or assumed by ETC. The Board considered that Client First would oversee ETC’s process for monitoring best execution of portfolio trades and other trading operations.

The Board also considered information about Client First’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. In particular, the Board considered the Fund’s strategy of investing in publicly-listed equity securities of U.S. large capitalization companies during broad U.S. equity market uptrends, and to sell all of its equity holdings when the U.S. equity

AdaptivTM Select ETF

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued

market is entering a long-term downward trend. The Board also noted that the Adviser will apply a multi-factor objective rules-based model in determining broad U.S. equity market trends. The Board also received and reviewed information about Client First’s history and organizational structure and about the Fund’s portfolio managers, Mr. David Zarling and Mr. Ian McMillan, noting the background and experience of each. The Board also noted it met with representatives from Client First, including Mr. Zarling and Mr. McMillan, during the Meeting.

The Board evaluated the ability of Client First, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Client First.

The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by Client First to support the on-going operations of the Fund.

INVESTMENT PERFORMANCE

The Board reviewed Client First’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board acknowledged that the Fund is newly formed and has no actual investment performance record. The Board reviewed hypothetical investment performance information for the Fund’s proposed investment strategy, as prepared by Client First. The Board then reviewed the performance of the S&P 500 Index, the proposed primary benchmark index for the Fund, for the one-year, three-year, five-year and ten-year periods ended December 31, 2021. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.

FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE

The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.

The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with Client First. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds and share classes in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board also reviewed the Fund’s anticipated net expense ratio in comparison to the expense ratios of a peer group of funds selected by Client First. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Client First for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund is higher than the Expense Group’s average and median rates, but the Board noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board. In this regard, the Board was informed that the funds in the Expense Group

AdaptivTM Select ETF

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued

may vary widely in their complexity. The Board also took into consideration the Fund’s “unified fee” structure, under which Client First would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Client First would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.

The Board then noted that Client First does not manage any accounts with the same or similar strategies as proposed for the Fund. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.

PROFITABILITY

The Board acknowledged that there is no actual information about Client First’s profitability earned from the Fund but considered information about Client First’s projected profitability based on a set of assumptions described to the Board. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.

ECONOMIES OF SCALE

With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations and that Client First did not present the Board with information regarding the extent to which economies of scale are expected to be realized as the assets of the Fund grow. The Board noted that the amount and structure of the Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit Client First due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.

OTHER BENEFITS TO CLIENT FIRST

The Board received and considered information regarding potential “fall-out” or ancillary benefits to Client First, as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

AdaptivTM Select ETF

Board Consideration of Investment Sub-Advisory Agreement (Unaudited)

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on October 26-27, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Client First Investment Management LLC (“Client First”) and Exchange Traded Concepts, LLC (“ETC”), with respect to the AdaptivTM Select ETF (the “Fund”) for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting ETC to serve as the Fund’s sub-adviser and approving the Sub-Advisory Agreement.

In advance of the Meeting, ETC provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Sub-Advisory Agreement. The information furnished by ETC included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by ETC; (ii) the proposed sub-advisory fee payable to ETC by Client First; and (iii) potential “fall-out” benefits ETC may receive based on its relationship with the Fund.

In considering and approving the Sub-Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from ETC, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Trustees considered the nature, extent and quality of services to be provided by ETC to the Fund. The Trustees considered ETC’s specific responsibilities with respect to the Fund, noting that ETC would be responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund, subject to the supervision of the Adviser. The Board considered ETC’s trade execution capabilities and experience. The Board discussed the qualifications, experience and responsibilities of Mr. Andrew Serowik, Mr. Gabriel Tan, Mr. Todd Alberico and Mr. Brian Cooper, each of whom would serve as the Fund’s portfolio managers. The Trustees concluded that ETC had sufficient quality and depth of personnel, resources, trading methods and compliance policies and procedures essential to performing its duties under the ETC Sub-Advisory Agreement and that the nature, overall quality and extent of the services to be provided to the AdaptivTM Select ETF were satisfactory and reliable.

INVESTMENT PERFORMANCE

In assessing the portfolio management services to be provided by ETC, the Board considered that ETC would not be responsible for making specific investment decisions for the Fund but would instead be responsible for trading portfolio securities for the Fund. The Trustees concluded that the Fund and its shareholders were likely to benefit from ETC’s responsibilities under the ETC Sub-Advisory Agreement.

AdaptivTM Select ETF

Board Consideration of Investment Sub-Advisory Agreement (Unaudited) – Continued

FUND EXPENSES, SUB-ADVISORY FEE RATE AND PROFITABILITY OF THE SUB-ADVISER

The Trustees reviewed and considered the sub-advisory fees payable by Client First to ETC under the ETC Sub-Advisory Agreement. The Trustees considered that, since ETC’s sub-advisory fees would be paid by Client First, the management fee paid by the Fund would not be directly affected by ETC’s sub-advisory fee. The Board also considered statements from Client First and ETC that ETC’s fees were negotiated at arm’s length. Consequently, the Trustees concluded that the costs of services to be provided by ETC and its profitability from its relationship with the Fund were less relevant factors with respect to the Board’s consideration of the Sub-Advisory Agreement. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to ETC by Client First were reasonable in light of the services to be provided under the ETC Sub-Advisory Agreement.

ECONOMIES OF SCALE

Since the sub-advisory fees payable to ETC would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

OTHER BENEFITS TO ETC

The Trustees considered the direct and indirect benefits that could be received by ETC from its association with the Fund. The Trustees concluded that the benefits that ETC may receive appear to be reasonable, and in many cases benefit the Fund.

CONCLUSION

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the ETC Sub-Advisory Agreement for an initial two-year term.

AdaptivTM Select ETF

Additional Information (Unaudited)
April 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-833-753-3825.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-833-753-3825. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-833-753-3825, or on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Fund’s website at www.ADPVetf.com.

AdaptivTM Select ETF

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Client First Investment Management LLC
215 North Main Street, Suite 1040
West Bend, WI 53095

SUB-ADVISER:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Series Portfolios Trust

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    7/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Roell
Ryan Roell, President

Date    7/6/2023

By (Signature and Title)      /s/Cullen Small
Cullen Small, Treasurer

Date    7/6/2023